GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Large Cap Value Fund

(the “Fund”)

Supplement dated December 27, 2019 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (the “SAI”),

each dated April 30, 2019, as supplemented to date

Effective immediately, Kevin Martens will serve as a portfolio manager for the Fund. Charles “Brook” Dane will continue to serve as a portfolio manager for the Fund.

Accordingly, effective immediately, the Fund’s disclosures are modified as follows:

The following replaces in its entirety the “Portfolio Management” subsection under the “Goldman Sachs Large Cap Value Fund—Summary—Portfolio Management” section of the Fund’s Prospectuses, as well as under the “Portfolio Management” section of the Fund’s Summary Prospectuses:

Portfolio Managers: Charles “Brook” Dane, CFA, Vice President, has managed the Fund since 2018; and Kevin Martens, Vice President, has managed the Fund since 2019.

The following row is added to the table under the “Service Providers—Fund Managers” section of the Fund’s Prospectuses:

Kevin Martens Vice President	Portfolio Manager— Large Cap Value	Since 2019	Mr. Martens is a portfolio manager on the GSAM US Equity ESG Strategy, as well as a portfolio manager on the US Equity Team where he has broad research responsibilities for the Industrials sector across the US Large- and Mid-Cap Equity strategies. Before joining the Investment Adviser in 2015, Mr. Martens spent four years at ClearBridge Investments.

The following row is added to the “Large Cap Value Fund” subsection in the “Portfolio Managers—Other Accounts Managed by the Portfolio Managers” section of the SAI:

	Number of Other Accounts Managed and Total Assets by Account Type						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Kevin Martens[5]	0	$0	0	$0	1	$100	0	$0	0	$0	0	$0

[5]	Information for this portfolio manager for this Fund is as of November 30, 2019.

The following row is added to the “Large Cap Value Fund” subsection in the “Portfolio Managers—Portfolio Managers’ Ownership of Securities in the Funds They Manage” section of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager
Kevin Martens[2]	None

[2]	Information for this portfolio manager for this Fund is as of December 17, 2019.

This supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

VITLGCAPTBDSTK 12-19